Intangible assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

	March 31, 2025 ($)	June 30, 2024 ($)
Trademark - at cost	52,243	52,243
Less: Accumulated amortisation	(33,572)	(29,653)
	18,671	22,590
Platform development - at cost	1,988,033	1,988,033
Less: Accumulated depreciation	(1,010,149)	(713,360)
	977,884	1,274,673
Goodwill	3,816,860	-
	3,816,860	-

Total intangible assets	4,813,415	1,297,263

	2024 ($)	2023 ($)
Trademark - at cost	52,243	50,843
Less: Accumulated amortization	(29,653)	(24,429)
	22,590	26,414
Platform development - at cost	1,988,033	1,136,149
Less: Accumulated depreciation	(713,360)	(351,202)
	1,274,673	784,947

Total intangible assets	1,297,263	811,361

Schedule of reconciliations of the movement of intangible assets

Reconciliations of the movement of intangible assets are set out below:

	March 31, 2025 ($)	June 30, 2024 ($)
Trademark
Balance at beginning of the period	22,590	26,414
Additions	-	1,400
Amortisation expense	(3,919)	(5,224)
Balance at end of the period	18,671	22,590

Platform development costs
Balance at beginning of the period	1,274,673	784,947
Additions from internal development	-	177,456
Additions acquired	-	674,220
Amortisation expense	(296,789)	(361,950)
Balance at end of the period	977,884	1,274,673
Goodwill
Balance at beginning of the period	-	-
Additions from Business Combination*	3,816,860	-
Balance at end of the period	3,816,860	-

*	In December 2024 we completed the acquisition BJJ Link refer Note 14 for further details.

Reconciliations of the movement of intangible assets are set out below:

	2024 ($)	2023 ($)
Trademark
Balance at beginning of the period	26,414	26,414
Additions	1,400	-
Amortization expense	(5,224)	-
Balance at end of the period	22,590	26,414

Platform development costs
Balance at beginning of the period	784,947	1,034,302
Additions from internal development	177,456	352,182
Additions acquired *	674,220	-
Research & Development tax incentive	-	(383,937)
Amortization expense	(361,950)	(217,600)
Balance at end of the period	1,274,673	784,947

*	Included in additions is acquired intangible assets of:

●	In September 2023, we completed the acquisition of the assets of Steppen Pty Ltd, a fitness technology company based in Australia (“Steppen”). As consideration for the asset acquisition, we issued Steppen an unsecured and non-redeemable convertible promissory note (on the same terms as the recently completed Private Placement), with a principal amount of US$ 64,977 (AUD$100,000).

●	In October 2023, we completed the acquisition of the assets of Mixed Martials Arts LLC, an independent MMA media company, based in the US. As consideration for the asset acquisition, we issued Mixed Martials Arts LLC an unsecured and non-redeemable convertible promissory note (on the same terms as the recently completed Private Placement), with a principal amount of US$250,000 (AUD$384,750) and paid US$25,000 in cash.

●	In May 2024, we completed the acquisition of the assets of Hype Kit, Inc, a Delaware corporation (“Hype”), an all in-one digital marketing platform, designed to help small businesses grow in today’s age of social media. Hype’s software platform strengthens the Company’s vision to convert 640 million MMA fans to participants by providing invaluable tools to our gym owner, coach, and athlete partners to not only grow their revenues, but also operate more efficiently, save costs and enhance the offerings to their members and community. This acquisition is expected to accelerate MMA’s technology roadmap, bringing forward new subscription revenue opportunities for us, whilst creating cost synergies by materially reducing product development overhead and bringing valuable technology expertise, skills and talent into the business. The acquisition was completed, and the asset purchased for consideration of USD$100,000 (AUD$153,000)

●	Management determined both the acquired intangible assets did not pass the concentration test under IFRS 3 Business Combinations. Thereby were accounted for as acquisition of intangible assets.